Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0002000208
Registrant Name	Kepler Group Ltd
Registration File Number	333-290005
Form Type	F-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES